Financial assets sold under repurchase agreements (Table)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary of Amounts sold under repurchase agreements [Table Text Block]

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Principal	782,397	1,661,960
Accrued interest	62	48

	782,459	1,662,008